Shareholder Report, Holdings (Details)	Nov. 30, 2024
Columbia Mortgage Opportunities Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.40%
Columbia Mortgage Opportunities Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Mortgage Opportunities Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Mortgage Opportunities Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Mortgage Opportunities Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Mortgage Opportunities Fund - Class A | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Mortgage Opportunities Fund - Class A | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Mortgage Opportunities Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Columbia Mortgage Opportunities Fund - Class A | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.40%
Columbia Mortgage Opportunities Fund - Class A | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Columbia Mortgage Opportunities Fund - Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Mortgage Opportunities Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Mortgage Opportunities Fund - Class A | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Mortgage Opportunities Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Mortgage Opportunities Fund - Class A | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Mortgage Opportunities Fund - Class A | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.20%
Columbia Mortgage Opportunities Fund - Class A | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Mortgage Opportunities Fund - Class A | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	198.00%
Columbia Mortgage Opportunities Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.40%
Columbia Mortgage Opportunities Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Mortgage Opportunities Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Mortgage Opportunities Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Mortgage Opportunities Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Mortgage Opportunities Fund - Class C | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Mortgage Opportunities Fund - Class C | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Mortgage Opportunities Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Columbia Mortgage Opportunities Fund - Class C | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.40%
Columbia Mortgage Opportunities Fund - Class C | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Columbia Mortgage Opportunities Fund - Class C | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Mortgage Opportunities Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Mortgage Opportunities Fund - Class C | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Mortgage Opportunities Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Mortgage Opportunities Fund - Class C | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Mortgage Opportunities Fund - Class C | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.20%
Columbia Mortgage Opportunities Fund - Class C | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Mortgage Opportunities Fund - Class C | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	198.00%
Columbia Mortgage Opportunities Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.40%
Columbia Mortgage Opportunities Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Mortgage Opportunities Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Mortgage Opportunities Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Mortgage Opportunities Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Mortgage Opportunities Fund - Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Mortgage Opportunities Fund - Institutional Class | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Mortgage Opportunities Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Columbia Mortgage Opportunities Fund - Institutional Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.40%
Columbia Mortgage Opportunities Fund - Institutional Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Columbia Mortgage Opportunities Fund - Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Mortgage Opportunities Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Mortgage Opportunities Fund - Institutional Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Mortgage Opportunities Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Mortgage Opportunities Fund - Institutional Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Mortgage Opportunities Fund - Institutional Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.20%
Columbia Mortgage Opportunities Fund - Institutional Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Mortgage Opportunities Fund - Institutional Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	198.00%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.40%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.40%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.20%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Mortgage Opportunities Fund - Institutional 2 Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	198.00%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.40%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.40%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.20%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Mortgage Opportunities Fund - Institutional 3 Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	198.00%
Columbia Mortgage Opportunities Fund - Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.40%
Columbia Mortgage Opportunities Fund - Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Mortgage Opportunities Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Mortgage Opportunities Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Mortgage Opportunities Fund - Class S | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Mortgage Opportunities Fund - Class S | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Mortgage Opportunities Fund - Class S | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Mortgage Opportunities Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Columbia Mortgage Opportunities Fund - Class S | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.40%
Columbia Mortgage Opportunities Fund - Class S | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Columbia Mortgage Opportunities Fund - Class S | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Mortgage Opportunities Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Mortgage Opportunities Fund - Class S | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Mortgage Opportunities Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Mortgage Opportunities Fund - Class S | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Mortgage Opportunities Fund - Class S | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.20%
Columbia Mortgage Opportunities Fund - Class S | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Mortgage Opportunities Fund - Class S | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	198.00%